CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,276	$ 331	¥ 2,772
Restricted cash	106	15	106
Accounts receivable, net	2,301	335	752
Advances to suppliers	8,527	1,242	8,501
Other current assets	73,970	10,771	59,029
Total current assets	87,180	12,694	71,160
Non-current assets:
Property and equipment, net	342	50	500
Intangible assets, net			13,475
Operating lease right of use assets	417,556	60,801
Other assets	10,321	1,503	10,405
Total non-current assets	428,219	62,354	24,380
Total assets	515,399	75,048	95,540
Current liabilities:
Accounts payable	156,794	22,831	122,667
Deferred revenue	100,074	14,572	129,930
Short-term debt	135,624	19,748	110,097
Rental instalment loans	15,756	2,294	15,756
Deposits from tenants	29,723	4,328	38,439
Contingent liabilities for payable for asset acquisition	159,328	23,200	165,033
Operating lease liabilities, current	228,655	33,295
Accrued expenses and other current liabilities	103,870	15,126	81,649
Total current liabilities	935,218	136,179	668,402
Operating lease liabilities, non-current	188,901	27,506
Total liabilities	1,124,119	163,685	668,402
Commitments and contingencies (Note 14)
Shareholders' Deficit:
Additional paid-in capital	2,956,760	430,538	2,954,625
Accumulated deficit	(3,601,992)	(524,492)	(3,558,667)
Accumulated other comprehensive income	34,613	5,041	29,453
Total shareholders' deficit	(608,720)	(88,637)	(572,862)
Total liabilities and shareholders' deficit	515,399	75,048	95,540
Related Party [Member]
Current liabilities:
Amounts due to related parties	5,394	785	4,831
Class A Ordinary Shares
Shareholders' Deficit:
Ordinary shares value	1,727	251	¥ 1,727
Class B Ordinary Shares
Shareholders' Deficit:
Ordinary shares value	¥ 172	$ 25